Cover	Jun. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2021
Entity File Number	001-36563
Entity Registrant Name	ORION ENGINEERED CARBONS S.A.
Entity Central Index Key	0001609804
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	4501 Magnolia Cove Drive
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77345
City Area Code	281
Local Phone Number	318-2959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	OEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false